Consolidated Statements Of Operations (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
		Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Net income (loss) attributable to noncontrolling interest	[1]	$ (10,223)	$ 25,252	$ (21,792)
Lennar Homebuilding [Member]
Valuation adjustments and write-offs of option deposits and pre-acquisition costs		9,904	7,538	15,629
Write-offs of other receivables and other assets		3,184
Rialto Investments [Member]
Net income (loss) attributable to noncontrolling interest		(22,494)	$ 6,238	(14,400)
Homebuilding West Joint Venture [Member]
Valuation adjustments related to assets of unconsolidated entities		$ 4,587		$ 12,145

[1]	Net earnings (loss) attributable to noncontrolling interests for the years ended November 30, 2014, 2013 and 2012 included ($22.5) million, $6.2 million and ($14.4) million, respectively, of net earnings (loss) related to the FDIC’s interest in the portfolio of real estate loans that the Company acquired in partnership with the FDIC.